Related party transactions and balances - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party transactions and balances

8.	Related party transactions and balances

Year Ended December 31,	2025	2024	2023
Related party transactions included within interest expense:
Interest expense related to the issuance and/or the modification of warrants held by the CEO and the VP of the Company related to financing provided	$17,291,230	$9,424,344	$—
Interest expense on lines of credit payable to the CEO and the VP of the Company	$1,803,542	$1,731,665	$1,644,027
Interest expense on promissory notes issued to the VP of the Company	$285,546	$286,486	$286,373
Interest expense on promissory notes issued to relatives of the CEO of the Company	$41,700	$41,700	$41,700
Interest expenses on loan payable to KWC	$40,335	$159,667	$159,696
Interest expense on lines of credit payable to KWC	$30,592	$—	$—
Interest expense related to the issuance and modification of bonus warrants to KWC	$—	$396,596	$—
Accrued borrowing costs (recorded in interest expense) on loan payable to KWC	$—	$148,117	$150,010

Related party transactions included within selling, general and administration expenses:
Consulting fees to relatives of the CEO of the Company	$300,000	$340,000	$130,000
Salary and bonus paid to the CEO of the Company	$249,600	$249,600	$249,600
Salary for services to the VP of the Company	$45,904	$44,900	$44,671
Salary for services as Secretary and Chief Legal Counsel of the Company	$9,181	$8,980	$8,934
Stock options vested to members of the Board of Directors and related parties of the Company	$108,931	$554,598	$310,857

Interest on promissory notes payable to related parties, management compensation and compensation paid to relatives of a director have been recorded at the exchange amount, which is the amount agreed to by the parties.

As at December 31, 2025, $579,012 (2024 - $471,776) was included in accounts payable and accrued liabilities for salary and consulting fees owing to related parties.

During the year ended December 31, 2025, the Company:

·	modified warrants previously issued to the CEO and VP of the Company (note 7(b)(i) and 7(b)(ii)); and
·	granted stock options to related parties of the Company (note 7(a)(v))
·	modified stock options previously granted to members of the Board of Directors and related parties of the Company (notes 7(a)(vi)(a) and 7(a)(vi)(b));

During the year ended December 31, 2024, the Company:

·	granted stock options to related parties of the Company (notes 7(a)(ix));
·	modified stock options previously granted to members of the Board of Directors and related parties of the Company (note 7(a)(viii)(b));
·	issued warrants to the VP (note 7(b)(vii)(a)) and KWC (notes 7(b)(iii) and (7(b)(vi)), and
·	modified warrants previously issued to the CEO and VP of the Company (notes 7(b)(iv), 7(b)(v), 7(b)(vii)(b), 7(b)(vii)(c) and 7(b)(vii)(d)), and modified warrants previously issued to KWC (note 7(b)(iii)).

Notes to Consolidated Financial Statements

During the year ended December 31, 2023, the Company:

·	modified stock options previously granted to related parties of the Company (note 7(a)(xi)) and granted stock options to related parties of the Company (note 7(a)(xiv)(a));
·	issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable for an aggregate $24,000. Included herein were 7,000,000 ordinary shares issued to two relatives of the CEO for an aggregate $14,000 (note 6(b)(iii)).

Interest Expense Related To The Issuance And Or The Modification Of Warrants Held By The C E O And The V P Of The Company Related To Financing Provided [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	$ 17,291,230	$ 9,424,344
Interest Expense On Lines Of Credit Payable To The C E O And The V P Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	1,803,542	1,731,665	1,644,027
Interest Expense On Promissory Notes Issued To The V P Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	285,546	286,486	286,373
Interest Expense On Promissory Notes Issued To Relatives Of The C E O Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	41,700	41,700	41,700
Interest Expenses On Loan Payable To Kwc [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	40,335	159,667	159,696
Interest Expense On Lines Of Credit Payable To K W C [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	30,592
Interest Expense Related To The Issuance And Modification Of Bonus Warrants To K W C [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense		396,596
Accrued Borrowing Costs Recorded In Interest Expense On Loan Payable To K W C [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense		148,117	150,010
Consulting Fees To Relatives Of The C E O Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	300,000	340,000	130,000
Salary And Bonus Paid To The C E O Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	249,600	249,600	249,600
Salary For Services To The V P Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	45,904	44,900	44,671
Salary For Services As Secretary And Chief Legal Counsel Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	9,181	8,980	8,934
Stock Options Vested To Members Of The Board Of Directors And Related Parties Of The Company [Member]
Related Party Transaction [Line Items]
Related party transactions included within interest expense	$ 108,931	$ 554,598	$ 310,857